Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Amounts of Bank's Financial Instruments, with Off-Balance Sheet Risk

A summary of the amounts of the Company’s financial instruments, with off-balance sheet risk at December 31, 2016 follows (in thousands):

Contract
Amount
Unused lines of credit and standby letters of credit	$94,727

Commitments to extend credit	$2,366